38
                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F
                       Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPO Partners & Co.
Address:  591 Redwood Highway, Suite 3215
          Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William J. Patterson

Title:    Managing Director and Vice President
Phone:    (415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson    Mill Valley, CA      April 12, 2002
------------------------    ---------------      --------------
     [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $ 343,440
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.     Form 13F File Number      Name

      1       28-4164                   SPO Advisory Corp.

                           Form 13F INFORMATION TABLE

COLUMN 1      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------- -------- --------- -------- ------------------- ---------- -------- ------------------
NAME OF       TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER         CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
------------- -------- --------- -------- ---------- --- ---- ---------- -------- ------------------
AMERICAN        CL A   029912201  $36,823  6,695,000 SH        DEFINED      1     6,695,000
TOWER CORP.

CRESCENT REAL   COM    225756105  $80,818  4,165,900 SH        DEFINED      1     4,165,900
ESTATE EQ

CROWN CASTLE    COM    228227104  $19,808  2,996,663 SH        DEFINED      1     2,996,663
INTERNATIONAL

ENSCO INTL      COM    26874Q100 $114,348  3,793,900 SH        DEFINED      1     3,793,900
INC

GULF            COM    402284103  $   814     77,800 SH        DEFINED      1        77,800
INDONESIA RES
LTD.

PROQUEST        COM    74346P102  $62,972  1,464,800 SH        DEFINED      1     1,464,800

PURE            COM    74622E102  $27,857  1,233,700 SH        DEFINED      1     1,233,700
RESOURCES
